DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations

A reconciliation of disposal gain is presented as follows.

Reconciliation of disposal gain:

Item	Amount in US$ million
Waiver of the Company’s payable to the Buyer of the discontinued operations	217.4
Fair value of shares issued to the Buyer	(42.5)
Net assets of discontinued operations as of the disposal date	(133.6)
Release of currency translation difference due to discontinued operations	65.0
Disposal gain	106.3

Results of the discontinued operations

January 1 –
September 30
2017

Revenues	$472,568,586
Cost of revenues	(457,058,538)

Gross profit	15,510,048

Operating (expenses)/income:
Selling and marketing	(24,259,869)
General and administrative	(32,341,022)
Research and development	(14,715,027)
Other income	8,776,633
Impairment loss of assets	—
Total operating expenses	(62,539,285)

Loss from operations	(47,029,237)

Interest income	1,144,135
Interest expenses	(25,518,288)
Exchange gain	(7,095,061)
Loss on derivatives	(1,284,379)
Loss from discontinued operations before income taxes	(79,782,830)
Income tax benefit, net	4,748,324

Loss from discontinued operations, net of tax	$(75,034,506)